Basis of Presentation and General Information	6 Months Ended
Jun. 30, 2025
Basis of Presentation and General Information [Abstract]
Basis of Presentation and General Information
1.          Basis of Presentation and General Information:
Seanergy Maritime Holdings Corp. (the “Company” or “Seanergy”) was formed under the laws of the Republic of the Marshall Islands on January 4, 2008, with executive offices located in Glyfada, Greece. The Company’s common shares are listed on the Nasdaq Capital Market under the symbol “SHIP”. The Company provides global transportation solutions in the dry bulk shipping sector through its subsidiaries.
The accompanying unaudited interim condensed consolidated financial statements include the accounts of Seanergy Maritime Holdings Corp. and its subsidiaries (collectively, the “Company” or “Seanergy”).
The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles, or U.S. GAAP, for interim financial information. Accordingly, they do not include all the information and notes required by U.S. GAAP for complete financial statements. These unaudited interim condensed consolidated financial statements have been prepared on the same basis and should be read in conjunction with the financial statements for the year ended December 31, 2024 included in the Company’s Annual Report on Form 20-F filed with the Securities and Exchange Commission (“SEC”) on March 21, 2025 and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments considered necessary for a fair presentation of the Company’s financial position, results of operations and cash flows for the periods presented. Operating results for the six months ended June 30, 2025 are not necessarily indicative of the results that might be expected for the fiscal year ending December 31, 2025.

The consolidated balance sheet as of December 31, 2024 has been derived from the audited consolidated financial statements at that date, but does not include all of the information and footnotes required by U.S. GAAP for complete financial statements.
On June 30, 2025, the Company had a working capital deficit of $57,866, which includes an amount of $3,121 relating to pre-collected revenue and is included in deferred revenue in the accompanying unaudited interim condensed consolidated balance sheets. This amount represents current liabilities that do not require future cash settlement. The working capital deficit is mainly attributable to the repayments due under the long-term debt, the other financial liabilities and the finance lease liabilities. For the six-month period ended June 30, 2025, the Company realized a net loss of $3,967 and generated cash flow from operations of $16,239. The Company believes it has the ability to continue as a going concern over the next twelve months following the date of the issuance of these financial statements and finance its obligations as they come due via cash from operations and through refinancing its existing loan agreements (Note 16).

Consequently, the unaudited interim condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business.

a.          Subsidiaries in Consolidation:
Seanergy’s subsidiaries included in these unaudited interim condensed consolidated financial statements as of June 30, 2025:

Company	Country of Incorporation	Vessel name	Date of Delivery	Date of Sale/Disposal
Seanergy Management Corp. (1)(2)	Marshall Islands	N/A	N/A	N/A
Seanergy Shipmanagement Corp. (1)(2)	Marshall Islands	N/A	N/A	N/A
Emperor Holding Ltd. (1)	Marshall Islands	N/A	N/A	N/A
Pembroke Chartering Services Limited (1)(3)(4)	Malta	N/A	N/A	N/A
Sea Genius Shipping Co. (1)	Marshall Islands	Geniuship	October 13, 2015	N/A
Premier Marine Co. (1)	Marshall Islands	Premiership	September 11, 2015	N/A
Squire Ocean Navigation Co. (1)(5)	Liberia	Squireship	November 10, 2015	March 20, 2025
Lord Ocean Navigation Co. (1)(5)	Liberia	Lordship	November 30, 2016	April 28, 2023
Champion Marine Co. (1)	Marshall Islands	Championship	November 7, 2018	N/A
Fellow Shipping Co. (1)	Marshall Islands	Fellowship	November 22, 2018	N/A
Friend Ocean Navigation Co. (1)(5)	Liberia	Friendship	July 27, 2021	March 20, 2025
World Shipping Co. (1)	Marshall Islands	Worldship	August 30, 2021	N/A
Duke Shipping Co. (1)	Marshall Islands	Dukeship	November 26, 2021	N/A
Partner Marine Co. (1)(5)	Marshall Islands	Partnership	March 9, 2022	March 9, 2022
Honor Shipping Co. (1)	Marshall Islands	Honorship	June 27, 2022	N/A
Paros Ocean Navigation Co. (1)	Liberia	Paroship	December 27, 2022	N/A
Knight Ocean Navigation Co. (1)(5)	Liberia	Knightship	December 13, 2016	April 6, 2023
Flag Marine Co. (1)(5)	Marshall Islands	Flagship	May 6, 2021	May 11, 2021
Hellas Ocean Navigation Co. (1)(5)	Liberia	Hellasship	May 6, 2021	June 28, 2024
Patriot Shipping Co. (1)(5)	Marshall Islands	Patriotship	June 1, 2021	June 28, 2024
Good Ocean Navigation Co. (1)(4)	Liberia	Goodship	August 7, 2020	February 10, 2023
Traders Shipping Co. (1)(4)	Marshall Islands	Tradership	June 9, 2021	February 28, 2023
Gladiator Shipping Co. (1)(4)	Marshall Islands	Gladiatorship	September 29, 2015	October 11, 2018
Partner Shipping Co. Limited (1)(4)	Malta	Partnership	May 31, 2017	March 9, 2022
Titan Ocean Navigation Co. (1)	Liberia	Titanship	October 24, 2024	N/A
Icon Ocean Navigation Co. (1)(5)	Liberia	Iconship	June 11, 2024	June 11, 2024
Kaizen Shipping Co. (1)(5)	Marshall Islands	Kaizenship	October 1, 2024	October 1, 2024
Blue Shipping Co. (1)(5)	Marshall Islands	Blueship	February 25, 2025	February 25, 2025
Mei Shipping Co. (1)	Marshall Islands	Meiship	February 27, 2025	N/A
Martinique International Corp. (1)(4)	British Virgin Islands	Bremen Max	September 11, 2008	March 7, 2014
Harbour Business International Corp. (1)(4)	British Virgin Islands	Hamburg Max	September 25, 2008	March 10, 2014
Atsea Ventures Corp. (1)	Marshall Islands	N/A	N/A	N/A

(1)	Subsidiaries wholly owned
(2)	Management companies
(3)	Chartering services company
(4)	Dormant companies
(5)	Bareboat charterers